Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes based on domestic statutory rates			$ 35,508	$ 13,673	$ 33,186
Effect of tax rate differential			7,487	2,638	342
FDII Deduction			(3,235)	(1,583)	(2,951)
Foreign disregarded entities			11,020	0	0
Foreign tax deduction			(3,659)	0	0
Amount allocated to Non-controlling interest			(1,671)	0	0
Stock-based compensation			0	(424)	(4)
State			4,535	880	2,689
Guaranteed payment on Series A Preferred Units			(4,500)	(875)	0
Other			2,265	(114)	419
Provision for income taxes	$ 9,101	$ 5,700	$ 47,750	$ 14,195	$ 33,681